Balance Sheet Details	9 Months Ended
Sep. 30, 2021
Balance Sheet Details
Balance Sheet Details

4.  Balance Sheet Details

Prepaid and other current assets consisted of the following (in thousands):

	September 30,	December 31,
	2021	2020
Deferred offering costs	$8,314	$—
Prepayments	2,020	1,001
Prepaid revenue share costs to a related party	1,079	—
VAT recoverable	929	425
Research and development expenditure credit receivable	62	331
Insurance receivable	—	4,000
Other current assets	173	296
	$12,577	$6,053

Insurance receivable represents the insurance compensation for a claim incurred in 2019. See accrued expenses and other liabilities table below for the offsetting insurance accrual as of December 31, 2020 and Note 13 for information regarding the claim.

Property and equipment, net consisted of the following (in thousands):

	September 30,	December 31,
	2021	2020
Office equipment	$1,217	$715
Furniture and fixtures	36	36
Total property and equipment	1,253	751
Less accumulated depreciation	(650)	(431)
Property and equipment, net	$603	$320

Depreciation expense was $0.1 million, $0.2 million, $0.1 million and $0.2 million for the three and nine months ended September 30, 2021 and 2020, respectively.

Intangible assets, net consisted of the following (in thousands):

	As of September 30, 2021
	Gross	Accumulated	Net
	Book Value	Amortization	Book Value
Data sharing agreement	$10,502	$(4,166)	$6,336
Internally developed software	14,317	(10,736)	3,581
	$24,819	$(14,902)	$9,917

	As of December 31, 2020
	Gross	Accumulated	Net
	Book Value	Amortization	Book Value
Data sharing agreement	$10,653	$(3,085)	$7,568
Internally developed software	12,386	(9,008)	3,378
	$23,039	$(12,093)	$10,946

The foreign currency exchange difference related to the gross book value of the data sharing agreement as of September 30, 2021 compared to December 31, 2020 was $0.2 million. Amortization expense was $0.4 million, $1.2 million, $0.4 million and $1.1 million for the three and nine months ended September 30, 2021 and 2020, respectively, with $0.1 million of foreign currency exchange differences in accumulated amortization as of September 30, 2021 compared to December 31, 2020.

Amortization for internally developed software was $0.7 million, $1.9 million, $0.7 million and $2.1 million for the three and nine months ended September 30, 2021 and 2020, respectively.

The Company did not recognize any intangible asset impairment losses for the three and nine months ended September 30, 2021 and 2020.

The estimated aggregate amortization expense for intangible assets subject to amortization for each of the five succeeding fiscal years is as follows (in thousands):

Fiscal Year Ended December 31,
2021(excluding the nine months ended September 30, 2021)	$1,017
2022	3,320
2023	2,360
2024	1,760
2025	1,460
$9,917

Accrued expenses and other liabilities consisted of the following (in thousands):

	September 30,	December 31,
	2021	2020
Professional fees	$9,216	$1,080
Compensation and benefits	5,401	2,076
Accrued interest	3,092	1,026
Development and technology	1,887	355
Marketing and commissions	271	131
Claim accrual	—	4,000
Other liabilities	1,090	1,223
	$20,957	$9,891

See prepaid and other current assets table above for the offsetting insurance receivable as of December 31, 2020 and Note 13 for information regarding the claim.